NYSE Euronext

Michele Lee
MANAGER
CORPORATE ACTIONS

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 2795
mglee@nyx.com

Received SEC
JUN 30 2009
Washington, DC 20549

09036998

June 30, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-07665
CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LYDALL, INC., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 25, 2009.

Sincerely,

Michele Lee